COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

NOTE 13 - COMMITMENTS:

a.   Agreements to purchase intellectual property

1)   On August 11, 2010, the Company entered into an agreement with private Australian company in an asset purchase agreement to acquire intellectual property relating to three therapeutic candidates for the treatment of gastrointestinal conditions. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

In 2014, the Company entered into a licensing agreement with Salix Pharmaceuticals, Ltd., which was later acquired by Valeant Pharmaceuticals International, Inc. and subsequently renamed to Bausch Health Companies Inc. (“Bausch Health”), pursuant to which Bausch Health licensed from the Company the exclusive worldwide rights to one of the above-mentioned therapeutic candidates. Under the license agreement, Bausch Health paid an upfront payment of $7 million with subsequent potential milestone payments up to a total of $5 million. In March 2018, the 2014 license agreement was amended, among other things, to increase the lower end of the range of potential royalty payments to be paid to the Company on net sales from low single digits to high single digits, such that the total potential royalties payments will range from high single digits up to low double digits. Following the execution of the 2014 license agreement, the Company recognized revenues in 2014 in the amount of the upfront payment and subsequently paid the Australian company an additional amount of $1 million. The additional amount paid was recognized as cost of revenues in the Statement of Comprehensive Loss.

Through December 31, 2018, the Company has paid the Australian company in total $1.5 million, as mentioned above.

2)   On June 30, 2014, the Company entered into an agreement with a German publicly-traded company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2018, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2018, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018 the Company elected to convert the current payment of the remaining $0.5 million into increased future potential royalty payments. As of December 31, 2018, the Company recognized an amount of $0.5 million as a non-current liability with respect to the increase in potential royalty payments.

b.   Operating lease agreements

The Company and its subsidiary lease offices and vehicles under non-cancellable operating leases expiring within two to five years. The office and vehicle obligations are payable as follows:

December 31, 2018
U.S. dollars in thousands
Less than 1 year	994
2-5 years	853
1,847

As of December 31, 2018, an amount of $140,000 was deposited with a bank to secure the lease obligations.

In January 2019, the Company signed an amendment to its Israeli office lease agreement. According to the amendment, the Company obliged to lease the offices through January 31, 2026 for an annual lease amount of approximately $0.4 million.